UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farley Capital L.P.
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Address:   780 Third Avenue, 31st Floor
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           New York, New York 10017
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           --------------------------------------------------

Form 13F File Number:  028-12507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
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Title:     General Partner
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Phone:     (212) 421-8741
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Signature, Place, and Date of Signing:

         /s/ Stephen L. Farley       New York, New York          11/14/07
       ------------------------   ------------------------ -----------------
              [Signature]               [City, State]              [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:             24
                                               -------------

Form 13F Information Table Value Total:          $791,084
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number                  Name

         1.       028-10425                             Stephen L. Farley













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                                                  Form 13F INFORMATION TABLE



           COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------------ ---------- ----------- ----------- ----------- ---- ----- ----------- --------- ---------------------
                                TITLE OF                VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER              CLASS        CUSIP    (x$1000)     PRN AMT   PRN  CALL  DISCRETION   MANAGERS    SOLE   SHARED  NONE
------------------------------ ---------- ----------- ----------- ----------- ---- ----- ----------- --------- -------- ------ -----
ADVENT SOFTWARE INC             COM        007974108      517        11,000   SH        SOLE                     11,000     0     0
BED BATH & BEYOND INC           COM        075896100      331         9,700   SH        SOLE                      9,700     0     0
BERKSHIRE HATHAWAY INC DEL      CL A       084670108      356             3   SH        SOLE                          3     0     0
BURLINGTON NORTHN SANTA FE C    COM        12189T104   18,344       226,000   SH        SOLE                    226,000     0     0
CARMAX INC                      COM        143130102  126,339     6,214,424   SH        SOLE                  6,214,424     0     0
CROWN CASTLE INTL CORP          COM        228227104   67,056     1,650,400   SH        SOLE                  1,650,400     0     0
CSK AUTO CORP                   COM        125965103   10,362       973,000   SH        SOLE                    973,000     0     0
ECHOSTAR COMMUNICATIONS NEW     CL A       278762109  106,052     2,265,586   SH        SOLE                  2,265,586     0     0
FIDELITY NATIONAL FINANCIAL     CL A       31620R105    9,229       528,000   SH        SOLE                    528,000     0     0
FIRST AMERN CORP CALIF          COM        31620R105   17,541       479,000   SH        SOLE                    479,000     0     0
FOX CHASE BANCORP               COM        35137P106      199        15,000   SH        SOLE                     15,000     0     0
INTERNATIONAL SPEEDWAY CORP     CL A       460335201    1,543        33,643   SH        SOLE                     33,643     0     0
LAMAR ADVERTISING CO            CL A       512815101   16,508       337,100   SH        SOLE                    337,100     0     0
LIBERTY MEDIA HLDG CORP         INT COM    53071M104   24,364     1,268,312   SH        SOLE                  1,268,312     0     0
                                  SER A
MARTIN MARIETTA MATLS INC       COM        573284106  137,282     1,027,947   SH        SOLE                  1,027,947     0     0
MASTERCARD INC                  CL A       57636Q104    3,551        24,000   SH        SOLE                     24,000     0     0
MOHAWK INDS INC                 COM        608190104   78,411       964,462   SH        SOLE                    964,462     0     0
MOODYS CORP                     COM        615369105  101,857     2,020,971   SH        SOLE                  2,020,971     0     0
MSC INDL DIRECT INC             CL A       553530106      556        11,000   SH        SOLE                     11,000     0     0
ORITANI FINL CORP               COM        686323106      261        16,448   SH        SOLE                     16,448     0     0
OUTDOOR CHANNEL HLDGS INC       COM NEW    690027206    9,074     1,004,843   SH        SOLE                  1,004,843     0     0
RITCHIE BROS AUCTIONEERS        COM        767744105      456         7,000   SH        SOLE                      7,000     0     0
WACHOVIA CORP NEW               COM        929903102   38,565       769,000   SH        SOLE                    769,000     0     0
WALGREEN CO                     COM        931422109   22,330       472,691   SH        SOLE                    472,691     0     0

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